CONSOLIDATED BUSINESS SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 ARS ($) Segment	Dec. 31, 2022 ARS ($)	Dec. 31, 2021 ARS ($)
Operating segments [Abstract]
Revenues	$ 452,808,754	$ 512,342,769	$ 539,731,171
Cost of sales	(284,745,744)	(299,080,771)	(289,121,457)
Administrative expenses	(20,445,255)	(17,919,744)	(15,558,135)
Selling expenses	(30,421,895)	(31,774,781)	(29,084,116)
Other operating results	(758,787)	(238,221)	781,400
Operating profit	116,437,073	163,329,252	206,748,863
Depreciation of property, plant and equipment	(60,627,686)	(60,950,789)	(58,299,089)
Identifiable assets	1,525,790,880	1,283,286,687	1,262,820,015
Identifiable liabilities	$ 670,115,986	451,129,825	531,303,259
Reportable Segments [Member]
Operating segments [Abstract]
Number of reportable segments | Segment	4
Reportable Segments [Member] | Natural Gas Transportation [Member]
Operating segments [Abstract]
Revenues	$ 99,052,395	126,566,847	148,634,694
Cost of sales	(90,767,353)	(91,420,235)	(94,663,455)
Administrative expenses	(14,607,853)	(13,175,069)	(11,896,541)
Selling expenses	(7,906,362)	(9,402,172)	(10,443,853)
Other operating results	(813,350)	(561,630)	(1,235,653)
Operating profit	(12,233,397)	15,634,893	35,856,821
Depreciation of property, plant and equipment	(40,555,152)	(44,797,434)	(43,111,810)
Identifiable assets	663,256,185	698,770,492	755,351,383
Identifiable liabilities	325,592,353	213,757,357	243,054,283
Reportable Segments [Member] | Production and Commercialization of Liquids [Member]
Operating segments [Abstract]
Revenues	265,413,067	324,533,037	338,063,360
Cost of sales	(161,942,800)	(183,060,361)	(175,262,050)
Administrative expenses	(3,204,974)	(2,582,373)	(2,068,133)
Selling expenses	(14,424,099)	(17,868,518)	(15,225,336)
Other operating results	(77,489)	118,148	1,952,096
Operating profit	85,763,705	121,139,933	147,459,937
Depreciation of property, plant and equipment	(4,502,892)	(4,074,803)	(3,720,829)
Identifiable assets	333,249,699	248,394,528	233,222,088
Identifiable liabilities	23,465,448	24,731,014	66,653,975
Reportable Segments [Member] | Midstream [Member]
Operating segments [Abstract]
Revenues	85,614,680	58,379,759	50,253,829
Cost of sales	(32,605,483)	(26,181,847)	(22,716,039)
Administrative expenses	(2,471,994)	(1,953,283)	(1,450,879)
Selling expenses	(7,683,464)	(4,162,916)	(3,145,578)
Other operating results	132,052	205,261	62,590
Operating profit	42,985,791	26,286,974	23,003,923
Depreciation of property, plant and equipment	(15,569,642)	(12,078,552)	(11,466,450)
Identifiable assets	502,685,961	320,338,223	271,943,691
Identifiable liabilities	299,050,047	198,581,048	220,958,204
Reportable Segments [Member] | Telecommunications [Member]
Operating segments [Abstract]
Revenues	2,728,612	2,863,126	2,779,288
Cost of sales	(2,239,234)	(2,045,480)	(1,941,542)
Administrative expenses	(160,434)	(209,019)	(142,582)
Selling expenses	(407,970)	(341,175)	(269,349)
Other operating results	0	0	2,367
Operating profit	(79,026)	267,452	428,182
Depreciation of property, plant and equipment	0	0	0
Identifiable assets	26,599,035	15,783,444	2,302,853
Identifiable liabilities	22,008,138	14,060,406	636,797
Eliminations [Member]
Operating segments [Abstract]
Revenues	(2,809,126)	(3,627,152)	(5,461,629)
Cost of sales	2,809,126	3,627,152	5,461,629
Administrative expenses	0	0	0
Selling expenses	0	0	0
Other operating results	0	0	0
Operating profit	0	0	0
Depreciation of property, plant and equipment	0	0	0
Eliminations [Member] | Natural Gas Transportation [Member]
Operating segments [Abstract]
Revenues	2,809,126	3,627,152	5,461,629
Eliminations [Member] | Production and Commercialization of Liquids [Member]
Operating segments [Abstract]
Revenues	0	0	0
Eliminations [Member] | Midstream [Member]
Operating segments [Abstract]
Revenues	0	0	0
Eliminations [Member] | Telecommunications [Member]
Operating segments [Abstract]
Revenues	$ 0	$ 0	$ 0